Land Use Rights, Net (Details) - Schedule of estimated future amortization expense for land use rights	Sep. 30, 2022 USD ($)
Land Use Rights, Net (Details) - Schedule of estimated future amortization expense for land use rights [Line Items]
2023	$ 72,709
2024	72,709
2025	72,709
2026	72,709
2027	72,709
Thereafter	921,046
Total	$ 1,284,591